Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 240,378	$ 157,814
Cash and cash equivalents - Fair Value	240,378	157,814
Restricted cash - Book Value	8,797	17,284
Restricted cash - Fair Value	8,797	17,284
Other investments - Book Value	47,000	0
Other investments - Fair Value	47,000	0
Amounts due from related parties, long-term - Book Value	39,570	41,403
Amounts due from related parties, long-term - Fair Value	39,570	41,403
Amounts due to related parties, short-term - Book Value	(32,026)	(104,751)
Amounts due to related parties, short-term - Fair Value	(32,026)	(104,751)
Credit facilities and financial liabilities, including current portion, net - Book Value	(1,393,049)	(1,556,440)
Credit facilities and financial liabilities, including current portion, net - Fair Value	$ (1,410,563)	$ (1,569,972)